Long-Term Investment - Additional Information (Details) - USD ($) shares in Millions, $ in Millions			12 Months Ended
	Jan. 19, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Commission fees			$ 4.4	$ 0.0
Triple Flag
Disclosure of associates [line items]
Number of shares issued	45.1
Payments for share issue costs	$ 86.7
Cash received for interest	$ 58.8
Shares received for interest	4.0
Proceeds from sales of interests in associates	$ 46.5
Commission fees	$ 1.3
Maverix
Disclosure of associates [line items]
Gain concurrent with redesignation of investment		$ 44.6
Proportion of ownership interest in associate		17.00%